UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  December 31, 2009
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		97
Form 13F Information Table Value Total in Thousands: 	$ 298,049

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      677     8194 SH       Sole                                       8194
AT&T Corp.                     COM              00206r102     1304    46533 SH       Sole                                      46533
Alaska Communications Systems  COM              01167p101     1036   129799 SH       Sole                                     129799
Apple Computer, Inc.           COM              037833100      677     3214 SH       Sole                                       3214
Asia Info Holdings Inc.        COM              04518a104     2898    95160 SH       Sole                                      95160
Atheros Communications, Inc.   COM              04743p108     9676   282581 SH       Sole                                     282581
Axis Energy Corp               COM              05462c103        7    10000 SH       Sole                                      10000
BP P.L.C.                      COM              055622104     1884    32500 SH       Sole                                      32500
Baker Hughes Intl              COM              057224107     3503    86525 SH       Sole                                      86525
Baxter International           COM              071813109     7081   120675 SH       Sole                                     120675
Bluephoenix Solutions, Ltd     COM              M20157109     1370   541402 SH       Sole                                     541402
CTRIP.com INternational, LTD.  COM              22943f100      298     4150 SH       Sole                                       4150
Cameron International Corp     COM              13342b105      746    17842 SH       Sole                                      17842
Celgene Corporation            COM              151020104    10378   186393 SH       Sole                                     186393
Centurytel Inc.                COM              156700106     2254    62235 SH       Sole                                      62235
Conocophillips                 COM              20825C104      261     5118 SH       Sole                                       5118
Consolidated Edison Co.        COM              209115104     1588    34945 SH       Sole                                      34945
Corning Inc.                   COM              219350105    11751   608540 SH       Sole                                     608540
Diamond Foods, Inc.            COM              252603105      516    14530 SH       Sole                                      14530
Dow Chemical Co.               COM              260543103     9732   352233 SH       Sole                                     352233
Exxon Mobil Corp.              COM              30231G102     2409    35325 SH       Sole                                      35325
Focus Media Holding Limited -  COM              34415v109     4393   277169 SH       Sole                                     277169
Fushi Copperweld, Inc.         COM              36113e107     1160   114610 SH       Sole                                     114610
General Electric               COM              369604103     5415   357866 SH       Sole                                     357866
Google Inc.                    COM              38259P508      849     1369 SH       Sole                                       1369
Harbin Electric, Inc.          COM              41145w109     3730   181618 SH       Sole                                     181618
Heinz H J Co                   COM              423074103     1287    30090 SH       Sole                                      30090
IPC The Hospitalist Company, I COM              44984a105      758    22795 SH       Sole                                      22795
Itron, Inc.                    COM              465741106     4060    60085 SH       Sole                                      60085
Jinpan Intl Ltd                COM              G5138L100     7754   162652 SH       Sole                                     162652
Johnson & Johnson              COM              478160104      251     3904 SH       Sole                                       3904
Kraft Foods Inc.               COM              50075n104     7567   278396 SH       Sole                                     278396
Libbey Inc.                    COM              529898108      115    15072 SH       Sole                                      15072
Marvell Technology Group       COM              G5876H105     5922   285390 SH       Sole                                     285390
Microsoft Corp.                COM              594918104      241     7912 SH       Sole                                       7912
Mindray Medical Intl Ltd.      COM              602675100     6744   198811 SH       Sole                                     198811
Monotype Holdings, Inc.        COM              61022p100       93    10275 SH       Sole                                      10275
NICE-Systems Ltd. ADR          COM              653656108     6711   216220 SH       Sole                                     216220
NSTAR                          COM              67019e107     9907   269210 SH       Sole                                     269210
Natl Oilwell Varco             COM              637071101     4792   108688 SH       Sole                                     108688
Navios Maritime                COM              y62196103     3219   532045 SH       Sole                                     532045
Nuance Communication           COM              67020Y100      683    43980 SH       Sole                                      43980
Occidental Petroleum           COM              674599105      246     3030 SH       Sole                                       3030
Piedmont Natural Gas Co. Inc   COM              720186105     7158   267590 SH       Sole                                     267590
Procter & Gamble Co.           COM              742718109    10018   165233 SH       Sole                                     165233
Quanta Services, Inc.          COM              74762e102     9026   433110 SH       Sole                                     433110
Schlumberger Ltd.              COM              806857108     1229    18874 SH       Sole                                      18874
Skyworks Solutions, Inc.       COM              83088m102     7695   542280 SH       Sole                                     542280
Stec, Inc.                     COM              784774101     3092   189215 SH       Sole                                     189215
Stericycle, Inc.               COM              858912108     6544   118618 SH       Sole                                     118618
Tetra Tech Inc.New             COM              88162G103     7253   266935 SH       Sole                                     266935
Thermo Fisher Scientific       COM              883556102     9680   202974 SH       Sole                                     202974
Verizon Communications         COM              92343V104     2247    67814 SH       Sole                                      67814
Visionchina Media, INC.        COM              92833u103      215    19665 SH       Sole                                      19665
Westar Energy Inc              COM              95709t100     6877   316637 SH       Sole                                     316637
Windstream Corp                COM              97381w104     2112   192215 SH       Sole                                     192215
Yingli Green Energy ADR        COM              98584b103      337    21295 SH       Sole                                      21295
Yongye International, Inc      COM              98607b106     2090   257075 SH       Sole                                     257075
Zagg Inc                       COM              98884U108      406   103585 SH       Sole                                     103585
Market Vectors Agribusiness ET COM              57060U605      797    18193 SH       Sole                                      18193
Powershares QQQ Tr Ser 1       COM              73935a104     1100    24052 SH       Sole                                      24052
Solar Energy Index ETF         COM              18383m621      316    30785 SH       Sole                                      30785
iShares DJ Healthcare SC       COM              464287762      394     6179 SH       Sole                                       6179
iShares Goldman Sachs Natural  COM              464287374     1516    44197 SH       Sole                                      44197
iShares Russell Midcap Index F COM              464287499     2506    30372 SH       Sole                                      30372
iShares S&P Global - Consumer  COM              464288737      202     3560 SH       Sole                                       3560
BLDRS Emerging Markets Index F COM              09348r300      232     5267 SH       Sole                                       5267
iShares FTSE/Xinhua China 25 I COM              464287184     2610    61768 SH       Sole                                      61768
iShares MSCI Emerging Market I COM              464287234     1922    46312 SH       Sole                                      46312
Sector SPDR TR SBI Utilities   COM              81369Y886      527    16991 SH       Sole                                      16991
iShares S&P Global - Utilities COM              464288711      355     7406 SH       Sole                                       7406
iShares Lehman Aggregate Bond  COM              464287226     2410    23359 SH       Sole                                      23359
iShares Lehman TIPS            COM              464287176      577     5551 SH       Sole                                       5551
iShares iBoxx $ High Yield Cor COM              464288513      325     3701 SH       Sole                                       3701
iShares iBoxx $Invest Grade Co COM              464287242    20580   197599 SH       Sole                                     197599
Aeterna Zentaris Inc.          COM              007979990       11    14142 SH       Sole                                      14142
Exxon Mobil Corp.              COM              30231g102      412     6039 SH       Sole                                       6039
General Electric               COM              369604103    26028  1720313 SH       Sole                                    1720313
Johnson & Johnson              COM              478160104      203     3151 SH       Sole                                       3151
Kroger Company                 COM              501044101      204     9950 SH       Sole                                       9950
McDonalds Corp.                COM              580135101      200     3210 SH       Sole                                       3210
Valspar Corp.                  COM              920355104     7663   282360 SH       Sole                                     282360
Wells Fargo & Co.              COM              949746101      240     8881 SH       Sole                                       8881
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      296    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      287    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105      126    12500 SH       Sole                                      12500
Pimco Total Return Class C     COM              693390429      148 13740.840 SH      Sole                                  13740.840
TIAA-CREF Institutional Small  COM              87244w565      272 24604.554 SH      Sole                                  24604.554
Tiaa Cref Institutional Equity COM              886315753      229 27231.780 SH      Sole                                  27231.780
Fidelity U.S. Treasury Money M COM              846823102     1227 1227041.000 SH    Sole                                 1227041.00
Franklin Fed Interm T/F A      COM              354723710      161 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      185 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       94 10554.112 SH      Sole                                  10554.112
UBS Select Treasury Institutio COM              90262y802      816 815666.310 SH     Sole                                 815666.310
Enterprise Products LP         COM              293792107      443 14105.00 SH       Sole                                   14105.00
Linn Energy, LLC - Common Unit COM              536020100      245     8778 SH       Sole                                       8778
MarkWest Energy Partners       COM              570759100      269     9180 SH       Sole                                       9180